Consolidated Interim Statements of Cash Flows (Unaudited) - CAD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Operating activities:
Profit (loss) for the period	$ 14,642,022	$ (35,958,412)
Items not involving cash:
Finance expense	3,744	3,950
Impairments	5,000,000	5,601,167
Share-based compensation	2,224,987
Depreciation	2,688	4,414
Loss from revaluation of settlement agreement	986,764
Change in benefits to employees	15,910	7,700
Shares issued for services		3,095,593
Shares issued pursuant to a settlement agreement		546,122
Loss (gain) from revaluation of warrants	(30,389,592)	21,887,227
Unrealized foreign exchange loss (gain)	67,453	(37,539)
Changes in non-cash working capital items:
Accounts receivables	(185,586)	(5,381)
Trade payables and accrued liabilities	(168,513)	94,157
Deferred revenue	(85,626)	(108,984)
Prepaid expenses	(61,254)	(46,542)
Related parties	207,905	(202,423)
Net cash used in operating activities	(7,739,098)	(5,118,951)
Investing activities:
Purchase of property and equipment	(1,300)
Net cash used in investing activities	(1,300)
Financing activities:
Share repurchase	(127,785)
Proceeds from issuance of enhanced voting preference shares		35,608
Proceeds from public offering, net	20,734,691	7,831,226
Repayment of long-term loan	(48,199)	(35,245)
Receipt of loans	104,978
Net cash provided by financing activities	20,663,685	7,831,589
Net Increase in cash	12,923,287	2,712,638
Effect of foreign exchange rate changes on cash	(202,871)	37,271
Cash at beginning of period	4,617,034	3,113,934
Cash at end of period	17,337,450	5,863,843
Supplemental disclosure of cash flow information
Cash paid during the period for interest	$ 3,744	$ 3,950